ASSETS AND LIABILITIES HELD FOR SALE	6 Months Ended
Jun. 30, 2026
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

7.ASSETS AND LIABILITIES HELD FOR SALE

In the fourth quarter of 2023, the Group committed to a plan to sell certain lease-and-owned hotels (the “disposal group”) included in HWI. In February 2024, the Group entered into a Share and Asset Purchase and Transfer Agreement with an unaffiliated third party, and the transaction was expected to be closed in 2024, subject to certain customary closing conditions. According with the amendment signed in early 2025, two tranches were successively completed in 2025. As of December 31, 2025, further negotiations for the residual tranche were anticipated in 2026, with the Group’s ongoing commitment to advancing the disposal. Given the progress as of June 30, 2026, the remaining disposal group no longer met the criteria for classification as held for sale, and its assets and liabilities were reclassified as held for use on the balance sheet as of June 30, 2026.

For the year ended December 31, 2025, impairment of RMB13 was recorded as the fair value of certain assets fell below their carrying value.

The total assets and liabilities of the disposal group that were classified as held for sale on the Group’s consolidated balance sheet as of December 31, 2025 were as follows:

As of December
31, 2025
Assets held for sale:
Property and equipment, net	17
Operating lease right-of-use assets	552
Finance lease right-of-use assets	70
Other assets	30
Total	669

Liabilities held for sale:
Accrued expenses and other current liabilities	39
Operating lease liabilities, current	21
Operating lease liabilities, non-current	510
Finance lease liabilities	74
Other liabilities	27
Total	671